SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of share options activities

			Weighted	Weighted
		Weighted	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	shares	exercise price	fair value	years	value
		US$	US$		US$
Outstanding at December 31, 2023	10,073,233	2.89	2.08
Granted	6,184,901	2.89	3.20
Forfeited	(635,140)	2.89	2.21
Outstanding at June 30, 2024	15,622,994	2.89	2.51	8.86	182,813
Vested and expected to vest as of June 30, 2024	15,622,994	2.89	2.51	8.86	182,813
Exercisable as of June 30, 2024	14,587,728	2.89	2.46	8.87	167,915

			Weighted	Weighted
		Weighted	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	shares	exercise price	fair value	years	value
		US$	US$		US$
Outstanding at January 1, 2022	—	—	—
Granted	10,378,710	2.89	1.90
Outstanding at December 31, 2022	10,378,710	2.89	1.90
Granted	775,561	2.89	4.83
Forfeited	(1,081,038)	2.89	2.21
Outstanding at December 31, 2023	10,073,233	2.89	2.08	8.82	60,831

Schedule of compensation expenses recognized for options

	Six Months Ended June 30,
	2024	2023
	US$	US$

Research and development expenses	19,968	—
Selling and marketing expenses	3,252	—
General and administrative expenses	12,674	—
	35,894	—

Schedule of assumptions of share options granted

Six Months Ended June 30,
Grant dates:	2024	2023
Risk-free interest rate(i)	4.46%-4.58%	3.4%-4.79%
Expected volatility(ii)	54.06%-54.57%	54.06%-54.48%
Expected dividend yield(iii)	0.00%	0.00%
Exercise multiple(iv)	2.20-2.80	2.20-2.80
Expected terms(v)	10.00 years	10.00 years
Fair value of underlying ordinary share(vi)	US$5.78-US$9.81	US$5.91-US$8.93
(i)	The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the valuation date.
(ii)	The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
(iii)	Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(iv)	The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees or nonemployees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employees or nonemployees exercise history, it was estimated by referencing to a widely-accepted academic research publication.
(v)	Expected term is the contract life of the share options.
(vi)	The estimated fair value was determined using the discounted cash flow method based on the equity allocation model before the consummation of the Merger Transaction, and open market price after the consummation of the Merger Transaction, respectively.

Years ended December 31,
Grant dates:	2023	2022
Risk-free interest rate(i)	3.4% – 4.79%	3.71% – 4.15%
Expected volatility(ii)	54.06% – 54.48%	56.13% – 56.32%
Expected dividend yield(iii)	0.00%	0.00%
Exercise multiple(iv)	2.20 – 2.80	2.20 – 2.80
Expected terms(v)	10.00 years	10.00 years
Fair value of underlying ordinary share(vi)	US$5.91 – US$8.93	US$3.61 – US$4.11
(i)	The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the valuation date.
(ii)	The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
(iii)	Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(iv)	The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees or nonemployees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employees or nonemployees exercise history, it was estimated by referencing to a widely-accepted academic research publication.
(v)	Expected term is the contract life of the share options.
(vi)	The estimated fair value was determined using the discounted cash flow method based on the equity allocation model.